UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas-Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of September 30, 2004 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS 98.6%
CAPITAL GOODS 10.0%
Aerospace & Defense 1.3%
58,300	Goodrich Corp.	$1,828,288
Auto Related Products 2.9%
20,800	Advance Auto Parts, Inc.(a)	715,520
26,100	Ashland, Inc.	1,463,688
28,500	BorgWarner, Inc.	1,233,765
56,700	Pep Boys - Manny, Moe & Jack	793,800

		4,206,773
Diversified Manufacturing 2.8%
21,600	ITT Industries, Inc.	1,727,784
34,300	Textron, Inc.	2,204,461

		3,932,245
Metal - Steel 2.2%
11,200	Phelps Dodge Corp.	1,030,736
56,600	United States Steel Corp.	2,129,292

		3,160,028
Mining 0.8%
29,500	Freeport-McMoRan Copper & Gold, Inc. (Class “B” stock)	1,194,750
COMMERCIAL/INDUSTRIAL SERVICES 12.4%
Broadcasting/Media 0.7%
18,400	Meredith Corp.	945,392
Building & Construction 2.3%
31,100	Lennar Corp. (Class “A” stock)	1,480,360
23,900	Martin Marietta Materials, Inc.	1,081,953
16,000	Vulcan Materials Co.	815,200

		3,377,513
Construction & Mining Equipment 2.1%
40,700	Masco Corp.	1,405,371
37,400	Terex Corp.(a)	1,623,160

		3,028,531
Human Resources 1.0%
82,200	Korn/Ferry International(a)	1,498,506
Other Commercial/Industrial Services 6.3%
55,900	ARAMARK Corp.	1,349,426
50,700	Brink’s Co.	1,529,619
49,500	Georgia-Pacific Corp.	1,779,525
27,100	Parker Hannifin Corp.	1,595,106
257,000	Service Corporation International(a)	1,595,970
20,000	W.W. Grainger, Inc.	1,153,000

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
		9,002,646

CONSUMER NON-DURABLES 24.4%
Drugs & Healthcare 15.4%
17,400	AmerisourceBergen Corp.	934,554
36,700	Bard (C. R.), Inc.	2,078,321
27,900	Bausch & Lomb, Inc.	1,853,955
23,100	Biomet, Inc.	1,082,928
18,400	Celgene Corp.(a)	1,071,432
38,300	Covance, Inc.(a)	1,530,851
23,500	Coventry Health Care, Inc.(a)	1,254,195
47,900	DaVita, Inc.(a)	1,492,085
60,700	Humana, Inc.(a)	1,212,786
19,900	Imclone Systems Inc.(a)	1,051,715
70,200	IMS Health, Inc.	1,679,184
22,400	Invitrogen Corp.(a)	1,231,776
46,300	Manor Care, Inc.	1,387,148
26,300	MGI Pharma, Inc.(a)	701,947
65,500	Varian Medical Systems, Inc.(a)	2,264,335
35,900	Wellchoice, Inc.(a)	1,340,147

		22,167,359
Furniture 1.0%
37,500	HNI Corp.	1,484,250
Leisure & Recreation 0.8%
57,500	Hasbro, Inc.	1,081,000
Retail/Wholesale Specialty Chain 7.2%
49,500	7-Eleven, Inc.(a)	989,010
39,100	Claire’s Stores, Inc.	979,064
36,700	Coach, Inc.(a)	1,556,814
73,400	Dollar General Corp.	1,479,010
29,500	Federated Department Stores, Inc.	1,340,185
65,500	May Department Stores Co.	1,678,765
27,900	Nordstrom, Inc.	1,066,896
43,900	SUPERVALU, Inc.	1,209,445

		10,299,189
CONSUMER DISCRETIONARY 3.9%
Advertising 0.8%
22,200	Getty Images, Inc.(a)	1,227,660
Restaurants 2.1%
37,500	Brinker International, Inc.(a)	1,168,125
43,900	Yum! Brands, Inc.	1,784,974

		2,953,099
Tools 1.0%
19,200	Black & Decker Corp.	1,486,848
ENERGY 4.5%

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
Oil & Gas Equipment & Services 1.3%
89,100	Grant Prideco, Inc.(a)	1,825,659

Oil & Gas-Production/Pipeline 3.2%
43,100	Baker Hughes, Inc.	1,884,332
27,100	Kerr-McGee Corp.	1,551,475
26,300	Pogo Producing Co.	1,247,935

		4,683,742
FINANCIAL SERVICES 15.2%
Financial/Business Services 13.5%
16,000	Ambac Financial Group, Inc.	1,279,200
38,300	Associated Banc-Corp.	1,228,281
38,300	Berkley (W. R.) Corp.	1,614,728
8,400	Chicago Merchantile Exchange	1,354,920
49,500	CIT Group, Inc.	1,850,805
28,700	Commerce Bancorp, Inc.	1,584,240
32,700	Dun & Bradstreet Corp.	1,919,490
94,200	E*TRADE Group, Inc.(a)	1,075,764
28,700	Fiserv, Inc.(a)	1,000,482
28,700	H&R Block, Inc.	1,418,354
33,500	Hudson City Bancorp, Inc.	1,197,290
44,400	Investors Financial Svcs. Corp.	2,003,772
14,400	Moody’s Corp.	1,054,800
39,900	New York Community Bancorp, Inc.	819,546

		19,401,672
Insurance 1.7%
53,500	CNA Financial Corp.(a)	1,284,535
23,900	Lincoln National Corp.	1,123,300

		2,407,835
INDUSTRIALS 0.8%
Transportation/Trucking/Shipping 0.8%
28,700	CNF, Inc.	1,176,413

MATERIALS 2.4%
Containers & Packaging 1.0%
21,500	Temple-Inland, Inc.	1,443,725

Forest Products 1.4%
30,300	Weyerhaeuser Co.	2,014,344

TECHNOLOGY 25.0%
Computer Services 3.3%
24,700	CDW Corp.	1,433,341
61,500	CheckFree Corp.(a)	1,701,705
18,400	Lexmark International, Inc.(a)	1,545,784

		4,680,830
Computer Software 2.6%
103,800	Activision, Inc.(a)	1,439,706

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value
25,500	Adobe Systems, Inc.	1,261,485
61,500	BMC Software, Inc.(a)	972,315

		3,673,506
Electronic Components 7.4%
50,300	Altera Corp.(a)	984,371
30,300	Amphenol Corp. (Class “A” stock)(a)	1,038,078
68,600	Avnet, Inc.(a)	1,174,432
20,000	Harman International Industries, Inc.	2,155,000
117,300	PerkinElmer, Inc.	2,019,906
94,200	PMC-Sierra, Inc.(a)	829,902
185,200	Sanmina-SCI Corp.(a)	1,305,660
214,900	Solectron Corp.(a)	1,063,755

		10,571,104
Semiconductors 5.2%
59,900	Agilent Technologies, Inc.(a)	1,292,043
380,800	Atmel Corp.(a)	1,378,496
96,600	Cypress Semiconductor Corp.(a)	853,944
45,500	International Rectifier Corp.(a)	1,560,650
25,500	KLA-Tencor Corp.(a)	1,057,740
51,900	Microchip Technology, Inc.	1,392,996

		7,535,869
Telecommunication Services 6.6%
112,600	Avaya, Inc.(a)	1,569,644
71,800	Corning, Inc.(a)	795,544
35,900	Harris Corp.	1,972,346
54,300	Juniper Networks, Inc.(a)	1,281,480
128,300	Tellabs, Inc.(a)	1,179,077
50,300	VeriSign, Inc.(a)	999,964
63,100	Western Wireless Corp. (Class “A” stock)(a)	1,622,301

		9,420,356

	Total long-term investments (cost $139,448,254)	141,709,132

Principal Amount (000)

SHORT-TERM INVESTMENTS 1.8%
Repurchase Agreement 1.8%
$2,547	State Street Bank & Trust Co. Repurchase Agreement dated 9/30/04, 0.65%, due 10/01/04(b) (cost $2,547,000)	2,547,000

	Total Investments 100.4% (cost $141,995,254)(c)	144,256,132
	Liabilities in excess of other assets( 0.4%)	(523,092)

	Net Assets 100%	$143,733,040

(a)	Non-income producing security.

(b)	Repurchase price of $2,547,046. Collateralized by $ 2,525,000 U.S. Treasury Bond with a rate of 3.50%, maturity date of 11/15/2006, and aggregate market value, including accrued interest, of $2,635,469.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$142,509,669	$10,913,572	($9,167,099)	$1,746,463

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Company’s Board of Director’s approved fair valuation procedures.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net assets values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short term securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Applegate Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOC
Deborah A. Docs
Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT F. GUNIA
Robert F. Gunia
President of the Fund

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.